Cash and Investments - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Cash And Cash Equivalents1 [Line Items]
Restricted cash and cash equivalents	$ 691.5	$ 577.1
Financial assets pledged as liabilities	5,774.1	5,703.6
Common Stock, Limited Partnerships
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	2,056.8	2,055.8
Common Stock, Other Funds
Schedule Of Cash And Cash Equivalents1 [Line Items]
Cash and investments	175.6	150.3
Regulatory deposits
Schedule Of Cash And Cash Equivalents1 [Line Items]
Financial assets pledged as liabilities	4,667.4	4,503.3
Security for reinsurance and other
Schedule Of Cash And Cash Equivalents1 [Line Items]
Financial assets pledged as liabilities	1,106.7	$ 1,200.3
Non-current assets held for sale | Regulatory deposits
Schedule Of Cash And Cash Equivalents1 [Line Items]
Financial assets pledged as liabilities	71.7
Non-current assets held for sale | Security for reinsurance and other
Schedule Of Cash And Cash Equivalents1 [Line Items]
Financial assets pledged as liabilities	$ 65.5